General	12 Months Ended
Dec. 31, 2023
General [Abstract]
GENERAL

NOTE 1 - GENERAL

A.	Operations

Beamr Imaging Ltd. (the “Company” or “Beamr”) was incorporated in October 2009 under the laws of the State of Israel and it engages mainly in the development of optimization technologies for video and photo compression.

B.	Foreign operations

1.	Beamr Inc.

In 2012, the Company incorporated a wholly-owned U.S. subsidiary, Beamr Inc. (“Beamr Inc.”), for the purpose of reselling the Company’s software and products in the U.S. and Canadian markets.

2.	Beamr Imaging RU LLC

In 2016, the Company incorporated a wholly-owned Russian limited partnership, Beamr Imaging RU LLC, (“Beamr Imaging RU”) for the purpose of conducting research and development services to the Company.

The Company and its subsidiaries, Beamr Inc. and Beamr Imaging RU, are collectively referred to as the “Group”.

C.	Liquidity and capital resources

The Company has devoted substantially all of its efforts to research and development, the commercialization of its software and products and raising capital for such purposes. The development and commercialization of the Company's software and products are expected to require substantial further expenditures. To date, the Company has not yet generated sufficient revenues from operations to support its activities, and therefore it is dependent upon external sources for financing its operations. During the year ended December 31, 2023, the Company had net losses of $695 As of December 31, 2023, the Company had an accumulated deficit of $31,671. The Company plans to finance its operations through the sales of equity (including, but not limited to, the Company’s underwritten initial public offering (“IPO”) on the Nasdaq Capital Market (the “Nasdaq”) of its ordinary shares, par value NIS 0.05 per share, of the Company (the “Ordinary Shares”) that closed in March 2023) and to the extent available, refinancing of liabilities on a long-term basis and through revenues from sales of its software, products and related services. In addition, the Company is collaborating with a strategic partner in development of the Company's next generation product, a cloud-based software-as-a-service (“SaaS”) solution that is based the Company’s video optimization technology and which is expected to allow the Company to potentially access new customers and new markets with relatively low sales investment (see also Note 17A below).

During the year ended December 31, 2021, the Company raised net proceeds of $54 and $560 through the paycheck protection program and issuance of convertible advanced investment, respectively (see also Note 6B and Note 9, respectively). During the year ended December 31, 2022, the Company raised net proceeds of $887 through a Funding Agreement with IBI Spikes Ltd. (see also Note 6C). During the year ended December 31, 2023, the Company raised net proceeds of $6,382 and $49 through completion of the aforesaid IPO and exercises of options into Ordinary Shares, respectively (see also Note 11B and Note 12, respectively). Subsequent to the balance sheet date, the Company raised gross proceeds of $13,800 through completion of underwritten public offering (see also Note 17B). In addition, as of December 31, 2023, the Company has positive working capital of $5,824.

Management has considered the significance of such conditions in relation to the Company’s ability to meet its current obligations and to achieve its business targets and determined that it has sufficient funds to fund its planned operations for at least the next 12 months.

D.	The impact of the Russian Invasion of Ukraine

On February 24, 2022, Russia invaded Ukraine. The Company has an operation in Russia through its wholly owned subsidiary, Beamr Imaging RU. The Company undertakes some of its software development and design, quality assurance and support in Russia using personnel located there. While most of the Company’s developers are located in Russia, its research and development leadership are all located in Israel. The Company has no manufacturing operations in Russia, and the Company does not sell any products in Russia. The Company constantly evaluates its activities in Russia and currently believes there was no significant impact on its activities.

E.	The impact of Iron Sword War (Israel-Hamas war)

On October 7, 2023, the State of Israel was attacked by the Hamas terrorist organization, and as a result, the State of Israel declared a state of war and a large-scale mobilization of reserves (the “War”) which is an exceptional event with security and economic implications, the scope and outcome of which cannot be predicted. Following the outbreak of the War, the State of Israel took and is continuing to take significant steps to maintain the security of Israeli residents, which has had and continues to have a significant impact on economic and business activity in the country. The management regularly monitors developments and acts in accordance with the guidelines of the various authorities. Since this is an event beyond the Company’s control and characterized by uncertainty, inter alia as to when the War will end, as of the approval date of these financial statements, the Company is unable to predict the intensity of the impact of the War on the Company’s financial condition and the results of its operations.